Overview and Summary of Significant Accounting Policies - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Impairment of intangible assets	$ 4,657	$ 0	$ 7,164	$ 0